Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 18,122	$ 42,186
Prepayments and other receivables	300	1,301
Taxation receivable	4,246	4,736
Related party receivables	1,614	456
Total current assets	24,282	48,679
Non – Current Assets:
Property and equipment, net	17	17
Right of use asset	372
Intangible asset		130
Investment in related party	1,806
Total non-current assets	2,195	147
Total assets	26,477	48,826
Current liabilities:
Accounts payable and accrued expenses	6,532	6,181
Lease Liability	122
Related party payable		1,355
Other liabilities	9	10
Total current liabilities	6,663	7,546
Lease Liability (Non-Current)	243
Total liabilities	6,906	7,546
Shareholders’ Equity:
Called up share capital (102,272,614 shares are issued and outstanding; 2021: 102,272,614)	102	102
Share premium	15,596	15,596
Share based payment reserve – Options	5,190	13,797
Share based payment reserve – warrants	697	697
Merger relief reserve	118,697	118,697
Treasury shares	(1,320)
Translation reserve	(3,128)	454
Retained earnings	(116,263)	(108,063)
Total shareholders’ equity	19,571	41,280
Total liabilities and shareholders’ equity	$ 26,477	$ 48,826